Detailed information about intangible assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	₩ 1,187,121	₩ 980,821
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	980,821
Changes in intangible assets other than goodwill [Abstract]
Impairment loss	20	3,945	₩ 22
Ending balance	1,187,121	980,821
Intangible assets other than goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	1,187,121	980,821	855,832
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	980,821	855,832
Changes in intangible assets other than goodwill [Abstract]
Acquisition	143,887	124,422
Disposal	(661)	(589)
Amortization	(113,672)	(79,715)
Impairment loss	34	(3,942)
Others	176,712	84,813
Ending balance	1,187,121	980,821	855,832
Intangible assets other than goodwill [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	1,201,860	997,679	873,882
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	997,679	873,882
Changes in intangible assets other than goodwill [Abstract]
Acquisition	143,904	126,019
Disposal	(661)	(589)
Amortization	(116,748)	(82,747)
Impairment loss	34	(3,942)
Others	177,652	85,056
Ending balance	1,201,860	997,679	873,882
Intangible assets other than goodwill [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	2,897,446	2,581,539
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	2,581,539
Changes in intangible assets other than goodwill [Abstract]
Ending balance	2,897,446	2,581,539
Intangible assets other than goodwill [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(1,679,576)	(1,567,795)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(1,567,795)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(1,679,576)	(1,567,795)
Intangible assets other than goodwill [Member] | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(16,010)	(16,065)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(16,065)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(16,010)	(16,065)
Intangible assets other than goodwill [Member] | Government grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(14,739)	(16,858)	(18,050)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(16,858)	(18,050)
Changes in intangible assets other than goodwill [Abstract]
Acquisition	(17)	(1,597)
Amortization	3,076	3,032
Others	(940)	(243)
Ending balance	(14,739)	(16,858)	(18,050)
Software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	125,405	92,626	57,187
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	92,626	57,187
Changes in intangible assets other than goodwill [Abstract]
Acquisition	12,683	18,267
Disposal	(5)
Amortization	(44,554)	(32,129)
Others	64,655	49,301
Ending balance	125,405	92,626	57,187
Software [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	125,891	93,221	57,886
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	93,221	57,886
Changes in intangible assets other than goodwill [Abstract]
Acquisition	12,700	18,267
Disposal	(5)
Amortization	(44,809)	(32,378)
Others	64,784	49,446
Ending balance	125,891	93,221	57,886
Software [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	534,191	458,382
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	458,382
Changes in intangible assets other than goodwill [Abstract]
Ending balance	534,191	458,382
Software [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(408,300)	(365,161)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(365,161)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(408,300)	(365,161)
Software [Member] | Government grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(486)	(595)	(699)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(595)	(699)
Changes in intangible assets other than goodwill [Abstract]
Acquisition	(17)
Amortization	255	249
Others	(129)	(145)
Ending balance	(486)	(595)	(699)
Licences and franchises [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	3,398	3,398
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	3,398
Changes in intangible assets other than goodwill [Abstract]
Ending balance	3,398	3,398
Licences and franchises [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(3,398)	(3,398)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(3,398)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(3,398)	(3,398)
Copyrights, patents rights and other industrial rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	23,981	20,081	21,875
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	20,081	21,875
Changes in intangible assets other than goodwill [Abstract]
Acquisition	30	85
Disposal	(7)	(39)
Amortization	(3,350)	(2,697)
Others	7,227	857
Ending balance	23,981	20,081	21,875
Copyrights, patents rights and other industrial rights [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	23,981	20,081	21,875
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	20,081	21,875
Changes in intangible assets other than goodwill [Abstract]
Acquisition	30	85
Disposal	(7)	(39)
Amortization	(3,350)	(2,697)
Others	7,227	857
Ending balance	23,981	20,081	21,875
Copyrights, patents rights and other industrial rights [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	43,857	35,756
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	35,756
Changes in intangible assets other than goodwill [Abstract]
Ending balance	43,857	35,756
Copyrights, patents rights and other industrial rights [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(19,876)	(15,675)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(15,675)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(19,876)	(15,675)
Mining rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	539,633	538,860	499,537
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	538,860	499,537
Changes in intangible assets other than goodwill [Abstract]
Acquisition	26,751	26,311
Disposal	(272)
Amortization	(4,640)	(899)
Others	(21,066)	13,911
Ending balance	539,633	538,860	499,537
Mining rights [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	539,633	538,860	499,537
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	538,860	499,537
Changes in intangible assets other than goodwill [Abstract]
Acquisition	26,751	26,311
Disposal	(272)
Amortization	(4,640)	(899)
Others	(21,066)	13,911
Ending balance	539,633	538,860	499,537
Mining rights [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	553,876	549,371
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	549,371
Changes in intangible assets other than goodwill [Abstract]
Ending balance	553,876	549,371
Mining rights [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(14,243)	(10,511)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(10,511)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(14,243)	(10,511)
Development expenditures [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	80,816	57,253	44,972
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	57,253	44,972
Changes in intangible assets other than goodwill [Abstract]
Acquisition	494	212
Amortization	(23,113)	(19,222)
Others	46,182	31,291
Ending balance	80,816	57,253	44,972
Development expenditures [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	84,518	62,405	51,807
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	62,405	51,807
Changes in intangible assets other than goodwill [Abstract]
Acquisition	494	212
Amortization	(25,924)	(21,993)
Others	47,543	32,379
Ending balance	84,518	62,405	51,807
Development expenditures [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	836,996	785,966
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	785,966
Changes in intangible assets other than goodwill [Abstract]
Ending balance	836,996	785,966
Development expenditures [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(752,478)	(723,561)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(723,561)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(752,478)	(723,561)
Development expenditures [Member] | Government grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(3,702)	(5,152)	(6,835)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(5,152)	(6,835)
Changes in intangible assets other than goodwill [Abstract]
Amortization	2,811	2,771
Others	(1,361)	(1,088)
Ending balance	(3,702)	(5,152)	(6,835)
Intangible assets under development [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	129,370	104,443	84,403
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	104,443	84,403
Changes in intangible assets other than goodwill [Abstract]
Acquisition	56,527	64,991
Impairment loss	(20)	(3,945)
Others	(31,580)	(41,006)
Ending balance	129,370	104,443	84,403
Intangible assets under development [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	139,910	115,533	94,886
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	115,533	94,886
Changes in intangible assets other than goodwill [Abstract]
Acquisition	56,527	66,588
Impairment loss	(20)	(3,945)
Others	(32,130)	(41,996)
Ending balance	139,910	115,533	94,886
Intangible assets under development [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	143,851	119,474
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	119,474
Changes in intangible assets other than goodwill [Abstract]
Ending balance	143,851	119,474
Intangible assets under development [Member] | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(3,941)	(3,941)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(3,941)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(3,941)	(3,941)
Intangible assets under development [Member] | Government grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(10,540)	(11,090)	(10,483)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(11,090)	(10,483)
Changes in intangible assets other than goodwill [Abstract]
Acquisition		(1,597)
Others	550	990
Ending balance	(10,540)	(11,090)	(10,483)
Usage rights of donated assets and other [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	101,647	84,081	48,559
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	84,081	48,559
Changes in intangible assets other than goodwill [Abstract]
Amortization	(14,452)	(15,502)
Others	32,018	51,024
Ending balance	101,647	84,081	48,559
Usage rights of donated assets and other [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	101,658	84,102	48,591
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	84,102	48,591
Changes in intangible assets other than goodwill [Abstract]
Amortization	(14,462)	(15,513)
Others	32,018	51,024
Ending balance	101,658	84,102	48,591
Usage rights of donated assets and other [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	459,682	426,346
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	426,346
Changes in intangible assets other than goodwill [Abstract]
Ending balance	459,682	426,346
Usage rights of donated assets and other [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(358,024)	(342,244)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(342,244)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(358,024)	(342,244)
Usage rights of donated assets and other [Member] | Government grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(11)	(21)	(32)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(21)	(32)
Changes in intangible assets other than goodwill [Abstract]
Amortization	10	11
Ending balance	(11)	(21)	(32)
Leasehold rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	5,044	4,632	745
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	4,632	745
Changes in intangible assets other than goodwill [Abstract]
Amortization	(545)	(351)
Others	957	4,238
Ending balance	5,044	4,632	745
Leasehold rights [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	5,044	4,632	745
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	4,632	745
Changes in intangible assets other than goodwill [Abstract]
Amortization	(545)	(351)
Others	957	4,238
Ending balance	5,044	4,632	745
Leasehold rights [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	24,306	23,350
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	23,350
Changes in intangible assets other than goodwill [Abstract]
Ending balance	24,306	23,350
Leasehold rights [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(19,262)	(18,718)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(18,718)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(19,262)	(18,718)
Greenhouse gas emissions rights [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	6,283	6,283	805
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	6,283	805
Changes in intangible assets other than goodwill [Abstract]
Acquisition		6,283
Others	(6,283)	(805)
Ending balance		6,283	805
Greenhouse gas emissions rights [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	6,283	6,283	805
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	6,283	805
Changes in intangible assets other than goodwill [Abstract]
Acquisition		6,283
Others	(6,283)	(805)
Ending balance		6,283	805
Greenhouse gas emissions rights [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	6,283	6,283
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	6,283
Changes in intangible assets other than goodwill [Abstract]
Ending balance		6,283
Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	181,225	72,562	97,749
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	72,562	97,749
Changes in intangible assets other than goodwill [Abstract]
Acquisition	47,402	8,273
Disposal	(377)	(550)
Amortization	(23,018)	(8,915)
Impairment loss	54	3
Others	84,602	(23,998)
Ending balance	181,225	72,562	97,749
Others [Member] | Carrying Amount Other than Government Grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	181,225	72,562	97,750
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	72,562	97,750
Changes in intangible assets other than goodwill [Abstract]
Acquisition	47,402	8,273
Disposal	(377)	(550)
Amortization	(23,018)	(8,916)
Impairment loss	54	3
Others	84,602	(23,998)
Ending balance	181,225	72,562	97,750
Others [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	297,289	173,213
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	173,213
Changes in intangible assets other than goodwill [Abstract]
Ending balance	297,289	173,213
Others [Member] | Accumulated amortization [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(103,995)	(88,527)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(88,527)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(103,995)	(88,527)
Others [Member] | Accumulated impairment [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	(12,069)	(12,124)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	(12,124)
Changes in intangible assets other than goodwill [Abstract]
Ending balance	(12,069)	(12,124)
Others [Member] | Government grants [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value		(1)	(1)
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance		(1)
Changes in intangible assets other than goodwill [Abstract]
Amortization		1
Ending balance			₩ (1)
Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	2,582	2,582
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	2,582
Changes in intangible assets other than goodwill [Abstract]
Ending balance	2,582	2,582
Goodwill [Member] | Acquisition cost [Member]
Disclosure of detailed information about intangible assets [Line Items]
Net carrying value	2,582	2,582
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance	2,582
Changes in intangible assets other than goodwill [Abstract]
Ending balance	₩ 2,582	₩ 2,582